Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jul. 08, 2016
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2016